NVIT Jacobs Levy Large Cap Growth Fund Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	15.72%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	20.37%	15.32%	18.13%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.20%		19.09%	18.02%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.82%		18.76%	17.73%